UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                    FORM 13F
                              FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2010
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):        [ ] is a restatement.
                                        [ ] adds a new holdings entries.
Institutional Investment Manager Filing this report:
Name:                         Concordia Advisors (Bermuda) Ltd
Address:                      3rd Floor, 12 Bermudiana Road
                              Hamilton
                              Bermuda, HM11
13F File Number:              028-11110

The institutional investment manager filing this report and the person by whom is signed hereby represent that the person signing the report is authorised to it, that all information contained herein is true, correct and complete and it is understood that all required items, statements, schedules, lists and are considered integral parts of this

Person signing this report on behalf of reporting manager:

Name:                         Glen Griffin
Title:                        CFO
Phone:                        212-421-9303
Signature                 Place                               Date of Signing


Report Type (check only one):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:                2
Form 13F Information Table Entry Total:           13
Form 13F Information Table Value Total:           $117,434,572

List of other included managers

Code 13F File Number     Name

LLP                      Concordia Advisors LLP
LLC                      Concordia Advisors LLC

        FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
         NAME OF ISSUER        TITLE OF CLASS   CUSIP     (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
                                                143658300 15284.69   400280 SH       OTHER   LLP                 0   400280        0
                                                254668106 3.735798    17457 SH       OTHER                       0    17457        0
                                                254668106 6.306794    29471 SH       SOLE                    29471        0        0
                                                254668106  5.50746   167400 SH       OTHER                       0   167400        0
                                                254668106 10.94254   332600 SH       SOLE                   332600        0        0
FIRST INTST BANCSYSTEM INC     COM              268648102 10689.15   526300 SH       OTHER   LLP                 0   526300        0
                                                53015Y107   4013.1   390000 SH       OTHER   LLP                 0   390000        0
                                                530555101 32502.08  1054920 SH       OTHER   LLP                 0  1054920        0
                                                60467R126   1.1546    50200 SH       OTHER   LLC                 0    50200        0
                                                608554200 19810.95  1133350 SH       OTHER   LLP                 0  1133350        0
TAIWAN SEMICONDUCTOR MFG LTD   SPONSORED ADR    874039100 13452.33  1326660 SH       OTHER   LLP                 0  1326660        0
TELEPHONE & DATA SYS INC SPL   COM              879433860 17095.05   603000 SH       OTHER   LLP                 0   603000        0
TEMPLETON EMERGING MKTS FD I   COM              880191101 4559.554   207914 SH       OTHER   LLP                 0   207914        0